T. ROWE PRICE RETIREMENT 2035 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 80.1%
T. Rowe Price Funds:
Growth Stock Fund	2,004,797	69,514	226,587	27,558,523	1,947,836
Value Fund	1,914,152	152,866	241,797	53,106,807	1,797,134
Equity Index 500 Fund	1,304,824	70,217	184,573	15,574,951	1,225,749
Overseas Stock Fund	914,470	43,282	101,884	86,233,121	865,781
International Value Equity Fund	791,355	120,313	93,591	64,353,051	805,057
International Stock Fund	871,319	64,661	164,557	46,856,584	798,436
Emerging Markets Stock Fund	573,834	39,809	76,063	12,892,924	553,622
Mid-Cap Growth Fund	478,464	29,021	54,716	5,024,066	440,912
Mid-Cap Value Fund	419,304	37,662	47,813	16,020,070	401,303
New Horizons Fund(2)	320,007	36,820	34,981	5,323,057	321,034
Small-Cap Stock Fund(2)	293,510	18,357	29,753	5,776,476	275,653
Small-Cap Value Fund	269,602	14,840	29,493	5,712,557	241,641
Real Assets Fund	224,981	20,346	25,502	20,237,412	211,886
Total Equity Mutual Funds (Cost $8,027,230)					9,886,044

BOND MUTUAL FUNDS 19.7%
T. Rowe Price Funds:
New Income Fund	1,145,323	101,235	210,957	108,790,231	1,082,463
International Bond Fund
(USD Hedged)	367,185	40,119	47,647	36,552,063	369,907
U. S. Treasury Long-Term Fund	381,972	32,316	157,618	18,815,645	273,579
Dynamic Global Bond Fund	240,352	44,664	30,681	26,897,755	246,921
Emerging Markets Bond Fund	226,296	23,711	32,891	18,918,270	220,398
High Yield Fund	155,536	25,545	18,412	25,071,223	162,963
Floating Rate Fund	44,928	33,736	7,126	7,394,202	70,541
Total Bond Mutual Funds (Cost $2,351,674)					2,426,772

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.26% (3)	47,096	402,626	421,355	28,367,129	28,367
Total Short-Term Investments (Cost $28,367)					28,367
Total Investments in Securities 100.0%
(Cost $10,407,271)					$12,341,183
Other Assets Less Liabilities (0.0)%					(865)

Net Assets 100.0%					$12,340,318

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(981)	$(7,414)	$4,598
Emerging Markets Bond Fund	(970)	3,282	8,590
Emerging Markets Stock Fund	15,760	16,042	7,270
Equity Index 500 Fund	68,291	35,281	19,266
Floating Rate Fund	(43)	(997)	1,780
Growth Stock Fund	122,350	100,112	3,993
High Yield Fund	185	294	6,655
International Bond Fund
(USD Hedged)	6,084	10,250	4,883
International Stock Fund	17,189	27,013	20,951
International Value Equity Fund	(981)	(13,020)	24,251
Mid-Cap Growth Fund	39,230	(11,857)	988
Mid-Cap Value Fund	13,558	(7,850)	6,272
New Horizons Fund	45,175	(812)	—
New Income Fund	4,198	46,862	23,779
Overseas Stock Fund	13,085	9,913	20,521
Real Assets Fund	2,184	(7,939)	5,940
Small-Cap Stock Fund	23,355	(6,461)	—
Small-Cap Value Fund	15,200	(13,308)	1,643
U. S. Treasury Long-Term Fund	37,412	16,909	5,944
Value Fund	44,723	(28,087)	33,150
U. S. Treasury Money Fund	—	—	716
Totals	$465,004#	$168,213	$201,190+

# Capital gain distributions from mutual funds represented $163,536 of the net realized gain
(loss).
+ Investment income comprised $201,190 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.